UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The right choice for the long term®

Intermediate Bond Fund
of America®

Semi-annual report for the six months ended February 28, 2013

Intermediate Bond Fund of America seeks to provide you with current income consistent with its maturity and quality standards described in the prospectus and preservation of capital.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 2.50% maximum sales charge*	–0.43%	2.67%	2.77%

*	The maximum initial sales charge was 3.75% prior to November 1, 2006.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated November 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 28.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The first half of Intermediate Bond Fund of America’s fiscal year was an environment in which bonds of low credit quality, as well as those with longer maturities, generated among the highest total returns in the bond market.

With its investment focus on high-quality U.S. government, agency, mortgage-related and corporate bonds with maturities of around three to five years, the fund recorded a total return of 0.23% for the six-month period ended February 28, 2013. The unmanaged Barclays U.S. Government/Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, returned 0.46% over the same period.

Fund investors who reinvested monthly dividends totaling about 10.2 cents a share earned an income return of 0.74% over the six months (1.48% annualized) — about the same as those who took their dividends in cash. The fund’s share price decreased somewhat, from $13.79 to $13.72; its investment approach is designed to deliver income while preserving capital.

The Lipper Short-Intermediate Investment Grade Debt Funds Average (a peer group measure that includes some funds that — unlike this fund — invest in relatively risky

Results at a glance

For periods ended February 28, 2013, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime
					(since 2/19/88)
Intermediate Bond Fund of America (Class A shares)	1.87%	3.16%	3.00%	3.02%	5.36%

Barclays U.S. Government/Credit 1–7 Years ex BBB Index*	2.02	3.32	3.58	3.84	6.09

Lipper Short-Intermediate Investment Grade Debt Funds Average	3.68	4.37	4.50	3.88	5.87

*The index is unmanaged and, therefore, has no expenses.

Intermediate Bond Fund of America	1

below-investment-grade bonds, rated Ba/BB and below) gained 1.22%. Results for longer time periods are shown in the table on the previous page.

Economic and market overview

The steady recovery of the U.S. economy continued. Solid job growth was evident for much of the period, which helped bring the unemployment rate down to 7.7% in February 2013 — the lowest level since late 2008. The construction industry was a notable driver of jobs growth as the housing market continued its recovery, and prices picked up.

At the end of 2012, the Federal Reserve announced that it would begin monthly purchases of $45 billion of longer term U.S. Treasury bonds. Combined with its existing program focused on mortgage-backed securities, this move means that the central bank can buy up to $85 billion of U.S. bonds each month.

These measures — together with the Fed’s announcement that it would keep the official interest rate close to zero until unemployment falls below 6.5% — appear to have further bolstered investor demand for corporate bonds and other higher yielding debt. Corporate bond issuance continued apace as companies moved to lock in low interest rates and many sought to finance year-end dividend payments. Gross U.S. corporate bond sales reached a record high over 2012 as a whole.

Investor sentiment also benefitted from measures taken following a promise by European Central Bank (ECB) President Mario Draghi that the central bank would do “whatever it takes” to preserve the euro. In September 2012, the ECB approved a plan to buy unlimited amounts of sovereign debt from struggling euro-zone nations. This bold move was aimed at lowering borrowing costs and boosting the economy of Spain and other troubled euro-zone countries.

Yields (which move inversely to prices) for Treasuries generally ended the period higher, leading to negative total returns. Conversely, corporate bonds generated some of the highest six-month returns, with financial-sector issuance leading the way.

Inside the portfolio

As of February 28, 2013, Treasuries and other U.S. government obligations represented 39.5% of assets. Corporate bonds and mortgage-related holdings stood at 27.6% and 22.6%, respectively.

Although the portfolio’s composition over the period did not change appreciably at the sector level, it is worth noting that the fund’s portfolio counselors (Mark Brett, David Hoag and John Smet) have been actively seeking investment opportunities with the most attractive risk-adjusted return potential. A large volume of bonds was issued over the period, some of it offering relatively high yields. In our view, however, it would be imprudent to invest in higher yielding bonds issued by less financially sound companies or bonds that include contractual features that may be unfavorable to investors. Instead, we have continued to be disciplined in our approach and focused on higher quality credits, such as five-year corporate bonds issued by select industrial companies. The yields on such issues may be relatively low, but we believe that, given the current low-yield environment, they still offer a potentially less risky way to earn incrementally more return.

2	Intermediate Bond Fund of America

Looking ahead

In some ways the economic outlook appeared a little brighter at the end of the period than it did at the beginning. And while the U.S. fiscal situation is still worrisome, growth, tax increases and tax cut lapses have helped move the deficit lower.

Despite some very significant domestic events — November’s election, the drama surrounding the “fiscal cliff” of automatic spending cuts and expiring tax breaks shortly thereafter, and recent wrangling over sequestration (across-the-board budget cuts) and the debt ceiling — markets have not been especially volatile.

An imminent rise in the official interest rate by the Fed appears unlikely, but what about when interest rates do eventually go up? Certainly, rising yields can hurt total returns for existing bond investments. However, the value of a diversified portfolio with a shorter average maturity should tend to hold up better than one with a longer maturity; this fund invests in bonds with both shorter and intermediate maturities. What’s more, rising interest rates may actually benefit an actively managed fund such as ours that is able to reinvest in bonds that offer potentially higher total returns.

The low-interest rate policy of the Federal Reserve and other central banks has helped stimulate investor demand for potentially riskier lower quality and longer maturity bonds. In our view, this has created an unusual environment where yields on such bonds are often not adequately compensating investors for the inherent risks. We are treading with extreme care, mindful of our goal of delivering income while preserving the capital of our investors.

We are thankful for your continued support and look forward to reporting to you again in six months.

Cordially,

John H. Smet

April 10, 2013

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.42%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.57%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Intermediate Bond Fund of America	3

Summary investment portfolio February 28, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Investment mix by security type	Percent of net assets

Quality breakdown*	Percent of net assets
U.S. government obligations†	35.4%
Federal agencies	25.0
Aaa/AAA	3.5
Aa/AA	8.4
A/A	13.5
Baa/BBB	6.8
Short-term securities & other assets less liabilities	7.4

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

4	Intermediate Bond Fund of America

Bonds & notes — 92.57%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes — 34.85%

U.S. Treasury — 32.59%

3.625% 2013	$52,750	$53,134
4.25% 2013	121,680	123,994
1.875% 2014	35,000	35,591
2.25% 2014	51,000	52,301
2.625% 2014	188,250	194,692
0.25% 2015	415,300	415,138
1.75% 2015	100,000	103,512
2.25% 2015	58,000	60,238
4.125% 2015	50,000	54,238
4.25% 2015	50,000	54,840
2.00% 2016	70,000	73,543
2.00% 2016	42,250	44,279
2.375% 2016	50,000	53,067
4.50% 2016	47,500	53,293
5.125% 2016	96,500	111,005	32.59%
7.50% 2016	40,000	50,281
0.875% 2017	339,375	343,417
1.00% 2017	197,250	200,710
2.50% 2017	153,750	166,156
4.25% 2017	50,000	58,259
4.625% 2017	115,000	133,377
3.50% 2018	60,000	68,040
1.125% 2019	81,500	81,819
3.50% 2020	35,000	40,390
2.125% 2021	58,500	61,003
1.625% 2022	64,600	63,296
6.25% 2023	25,000	35,408
0.75%–8.75% 2015–2025	403,000	463,917
		3,248,938	32.59

U.S. Treasury inflation-protected securities[1] — 2.26%
1.875% 2013	62,512	64,099
0.125% 2017	79,361	85,634	2.26
0.125%–2.375% 2014–2025	68,657	76,043
		225,776	2.26

Total U.S. Treasury bonds & notes		3,474,714	34.85

Intermediate Bond Fund of America	5

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes — 27.65%
Industrials — 2.35%
General Electric Capital Corp. 0.85%–6.00% 2015–2023	$81,140	$84,479	.85%
Other securities		149,328	1.50
		233,807	2.35

Other corporate bonds & notes — 25.30%
Other securities		2,522,689	25.30

Total corporate bonds & notes		2,756,496	27.65

Mortgage-backed obligations — 22.56%
Federal agency mortgage-backed obligations[2] — 20.91%
Fannie Mae:
3.50% 2026	37,458	39,746
3.00% 2027	90,802	95,768
3.00% 2027	68,499	72,545
3.00% 2027	56,037	59,539
3.00% 2027	40,521	42,737
2.50% 2028	245,000	254,456
3.00% 2028	128,500	135,286	19.31
3.00% 2028	44,000	46,241
3.50% 2028	165,750	175,747
4.00% 2028	44,000	47,101
Series 2012–M13, multifamily 1.246% 2017	44,000	44,610
0%–11.50% 2015–2050[3]	856,386	911,251
Freddie Mac 0%–6.695% 2022–2041[3]	101,454	108,248	1.09
Government National Mortgage Assn. 4.50% 2040	40,232	44,635	.45
Other securities		6,321	.06
		2,084,231	20.91

6	Intermediate Bond Fund of America

		Value	Percent of
		(000)	net assets
Other mortgage-backed securities — 1.65%
Other securities		$163,918	1.65%

Total mortgage-backed obligations		2,248,149	22.56

	Principal amount
	(000)
Federal agency bonds & notes — 4.59%
Freddie Mac:
0.375% 2013	$55,000	55,065
2.50% 2016	45,000	47,870	2.24
0.75%–5.50% 2014–2019	116,455	120,384
Fannie Mae 0.50%–5.375% 2014–2016	118,960	122,979	1.24
Federal Home Loan Bank:
0.50% 2015	40,000	40,126	1.04
1.00%–5.50% 2014–2018	60,550	63,480
Other securities		7,227	.07
		457,131	4.59

Other — 2.92%
Other securities		291,710	2.92

Total bonds & notes (cost: $8,939,489,000)		9,228,200	92.57

Preferred securities — 0.03%
Financials — 0.03%
Other securities		2,703	.03

Total preferred securities (cost: $3,985,000)		2,703	.03

Intermediate Bond Fund of America	7

	Principal amount	Value	Percent of
Short-term securities — 14.05%	(000)	(000)	net assets
Freddie Mac 0.10%–0.16% due 4/16–9/24/2013	$378,900	$378,719	3.80%
Federal Home Loan Bank 0.105%–0.165% due 3/1–7/29/2013	369,250	369,156	3.70
U.S. Treasury Bills 0.122%–0.151% due 3/21–8/15/2013	255,000	254,963	2.56
Fannie Mae 0.11%–0.15% due 5/29–9/4/2013	186,400	186,286	1.87
General Electric Co. 0.12% due 3/1/2013	51,800	51,800	.52
Jupiter Securitization Co., LLC 0.16%–0.18% due 3/13–5/6/2013[4]	49,900	49,893	.50
Other securities		109,290	1.10

Total short-term securities (cost: $1,400,118,000)		1,400,107	14.05

Total investment securities (cost: $10,343,592,000)		10,631,010	106.65

Other assets less liabilities		(662,449)	(6.65)

Net assets		$9,968,561	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $832,216,000, which represented 8.35% of the net assets of the fund.

See Notes to Financial Statements

8	Intermediate Bond Fund of America

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2013	(dollars in thousands)
Assets:
Investment securities, at value (cost: $10,343,592)		$10,631,010
Cash		112
Receivables for:
Sales of investments	$343,175
Sales of fund’s shares	15,193
Interest	46,470	404,838
		11,035,960

Liabilities:
Payables for:
Purchases of investments	1,042,183
Repurchases of fund’s shares	17,468
Dividends on fund’s shares	530
Investment advisory services	1,607
Services provided by related parties	5,233
Trustees’ deferred compensation	214
Other	164	1,067,399
Net assets at February 28, 2013		$9,968,561

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,774,548
Distributions in excess of net investment income		(10,146)
Accumulated net realized loss		(83,259)
Net unrealized appreciation		287,418
Net assets at February 28, 2013		$9,968,561

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (726,534 total shares outstanding)

	Net	Shares	Net asset value
	assets	outstanding	per share
Class A	$6,990,600	509,492	$13.72
Class B	49,883	3,636	13.72
Class C	262,323	19,119	13.72
Class F-1	577,519	42,091	13.72
Class F-2	280,729	20,460	13.72
Class 529-A	412,787	30,085	13.72
Class 529-B	6,506	474	13.72
Class 529-C	98,952	7,212	13.72
Class 529-E	20,458	1,491	13.72
Class 529-F-1	77,238	5,629	13.72
Class R-1	15,860	1,156	13.72
Class R-2	156,250	11,388	13.72
Class R-3	174,704	12,733	13.72
Class R-4	130,305	9,497	13.72
Class R-5	42,164	3,073	13.72
Class R-6	672,283	48,998	13.72

See Notes to Financial Statements

Intermediate Bond Fund of America	9

Statement of operations
for the six months ended February 28, 2013*	(dollars in thousands)
Investment income:
Income:
Interest		$93,966

Fees and expenses†:
Investment advisory services	$10,402
Distribution services	13,080
Transfer agent services	5,875
Administrative services	1,060
Reports to shareholders	302
Registration statement and prospectus	217
Trustees’ compensation	58
Auditing and legal	63
Custodian	13
Other	356	31,426
Net investment income		62,540

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		33,425
Net unrealized depreciation on investments		(77,105)
Net realized gain and unrealized depreciation on investments		(43,680)

Net increase in net assets resulting from operations		$18,860

Statements of changes in net assets	(dollars in thousands)

	Six months ended February 28, 2013*	Year ended August 31, 2012
Operations:
Net investment income	$62,540	$160,966
Net realized gain on investments	33,425	83,093
Net unrealized (depreciation) appreciation on investments	(77,105)	22,951
Net increase in net assets resulting from operations	18,860	267,010

Dividends paid or accrued to shareholders from net investment income	(72,073)	(171,471)

Net capital share transactions	308,032	550,629

Total increase in net assets	254,819	646,168

Net assets:
Beginning of period	9,713,742	9,067,574
End of period (including distributions in excess of net investment income: $(10,146) and $(613), respectively)	$9,968,561	$9,713,742

*	Unaudited.
†	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	Intermediate Bond Fund of America

Notes to financial statements	unaudited

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income consistent with its maturity and quality standards described in the prospectus and preservation of capital.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*	Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Intermediate Bond Fund of America	11

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

12	Intermediate Bond Fund of America

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and

Intermediate Bond Fund of America	13

guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2013, all of the fund’s investment securities were classified as Level 2.

14	Intermediate Bond Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Intermediate Bond Fund of America	15

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$946
Capital loss carryforward expiring 2018*	(114,703)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

16	Intermediate Bond Fund of America

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$291,447
Gross unrealized depreciation on investment securities	(7,682)
Net unrealized appreciation on investment securities	283,765
Cost of investment securities	10,347,245

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2013	Year ended August 31, 2012
Class A	$52,076	$125,248
Class B	207	887
Class C	975	3,516
Class F-1	4,295	10,057
Class F-2	2,520	6,458
Class 529-A	2,860	6,558
Class 529-B	23	108
Class 529-C	319	1,011
Class 529-E	116	279
Class 529-F-1	633	1,429
Class R-1	60	175
Class R-2	590	1,777
Class R-3	991	2,589
Class R-4	964	2,361
Class R-5	422	993
Class R-6	5,022	8,025
Total	$72,073	$171,471

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Intermediate Bond Fund of America	17

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2013, the investment advisory services fee was $10,402,000, which was equivalent to an annualized rate of 0.211% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder

18	Intermediate Bond Fund of America

communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended February 28, 2013, were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services
Class A	$ 8,394	$4,393	$ 348	Not applicable
Class B	276	37	Not applicable	Not applicable
Class C	1,396	176	70	Not applicable
Class F-1	724	274	145	Not applicable
Class F-2	Not applicable	178	73	Not applicable
Class 529-A	445	195	102	$201
Class 529-B	37	4	2	4
Class 529-C	504	53	26	50
Class 529-E	50	6	5	10
Class 529-F-1	—	38	19	38
Class R-1	85	9	4	Not applicable
Class R-2	578	279	40	Not applicable
Class R-3	428	154	43	Not applicable
Class R-4	163	65	33	Not applicable
Class R-5	Not applicable	13	12	Not applicable
Class R-6	Not applicable	1	138	Not applicable
Total class-specific expenses	$13,080	$5,875	$1,060	$303

Intermediate Bond Fund of America	19

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $58,000, shown on the accompanying financial statements, includes $39,000 in current fees (either paid in cash or deferred) and a net increase of $19,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of				Net increase
	Sales*		dividends		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 28, 2013

Class A	$1,070,479	77,776	$50,875	3,698	$(977,500)	(71,095)	$143,854	10,379
Class B	6,208	451	204	15	(18,225)	(1,324)	(11,813)	(858)
Class C	33,104	2,405	937	68	(65,842)	(4,787)	(31,801)	(2,314)
Class F-1	93,354	6,785	4,286	311	(101,785)	(7,400)	(4,145)	(304)
Class F-2	84,158	6,116	2,085	152	(93,768)	(6,821)	(7,525)	(553)
Class 529-A	60,319	4,384	2,881	210	(46,596)	(3,389)	16,604	1,205
Class 529-B	878	63	23	2	(3,002)	(218)	(2,101)	(153)
Class 529-C	11,427	831	321	23	(16,162)	(1,175)	(4,414)	(321)
Class 529-E	2,959	215	117	9	(2,527)	(184)	549	40
Class 529-F-1	10,336	751	635	46	(11,305)	(822)	(334)	(25)
Class R-1	2,467	179	61	4	(3,715)	(270)	(1,187)	(87)
Class R-2	29,114	2,116	590	43	(36,245)	(2,635)	(6,541)	(476)
Class R-3	37,547	2,729	988	72	(37,512)	(2,727)	1,023	74
Class R-4	27,944	2,031	970	70	(33,101)	(2,405)	(4,187)	(304)
Class R-5	5,883	428	426	31	(14,106)	(1,027)	(7,797)	(568)
Class R-6	251,346	18,268	5,072	369	(28,571)	(2,075)	227,847	16,562
Total net increase (decrease)	$1,727,523	125,528	$70,471	5,123	$(1,489,962)	(108,354)	$308,032	22,297

20	Intermediate Bond Fund of America

			Reinvestments of				Net increase
	Sales*		dividends		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended August 31, 2012

Class A	$1,771,493	129,618	$121,420	8,882	$(1,512,452)	(110,631)	$380,461	27,869
Class B	16,440	1,204	871	64	(51,619)	(3,778)	(34,308)	(2,510)
Class C	81,607	5,974	3,373	247	(127,763)	(9,343)	(42,783)	(3,122)
Class F-1	213,935	15,651	9,999	731	(194,318)	(14,232)	29,616	2,150
Class F-2	125,625	9,188	4,946	362	(125,993)	(9,192)	4,578	358
Class 529-A	122,332	8,950	6,572	480	(65,217)	(4,766)	63,687	4,664
Class 529-B	3,072	225	108	8	(7,765)	(568)	(4,585)	(335)
Class 529-C	32,397	2,371	1,014	74	(22,844)	(1,669)	10,567	776
Class 529-E	7,232	529	279	21	(3,531)	(258)	3,980	292
Class 529-F-1	20,993	1,535	1,432	105	(11,007)	(805)	11,418	835
Class R-1	6,856	502	176	13	(5,210)	(381)	1,822	134
Class R-2	56,582	4,140	1,775	130	(57,499)	(4,207)	858	63
Class R-3	73,596	5,384	2,578	189	(71,877)	(5,258)	4,297	315
Class R-4	60,043	4,391	2,366	173	(49,120)	(3,591)	13,289	973
Class R-5	18,745	1,371	991	72	(16,765)	(1,227)	2,971	216
Class R-6	128,778	9,398	8,064	590	(32,081)	(2,345)	104,761	7,643
Total net increase (decrease)	$2,739,726	200,431	$165,964	12,141	$(2,355,061)	(172,251)	$550,629	40,321

*Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,790,659,000 and $7,820,439,000, respectively, during the six months ended February 28, 2013.

Intermediate Bond Fund of America	21

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 2/28/2013[4,5]	$13.79	$.09	$(.06)	$.03
	Year ended 8/31/2012	13.66	.24	.15	.39
	Year ended 8/31/2011	13.65	.30	.02	.32
	Year ended 8/31/2010	13.10	.33	.56	.89
	Year ended 8/31/2009	13.02	.45	.09	.54
	Year ended 8/31/2008	13.40	.57	(.37)	.20
Class B:	Six months ended 2/28/2013[4,5]	13.79	.04	(.06)	(.02)
	Year ended 8/31/2012	13.66	.13	.15	.28
	Year ended 8/31/2011	13.65	.19	.02	.21
	Year ended 8/31/2010	13.10	.23	.56	.79
	Year ended 8/31/2009	13.02	.35	.09	.44
	Year ended 8/31/2008	13.40	.48	(.37)	.11
Class C:	Six months ended 2/28/2013[4,5]	13.79	.04	(.06)	(.02)
	Year ended 8/31/2012	13.66	.13	.15	.28
	Year ended 8/31/2011	13.65	.19	.02	.21
	Year ended 8/31/2010	13.10	.23	.56	.79
	Year ended 8/31/2009	13.02	.35	.09	.44
	Year ended 8/31/2008	13.40	.47	(.37)	.10
Class F-1:	Six months ended 2/28/2013[4,5]	13.79	.09	(.06)	.03
	Year ended 8/31/2012	13.66	.23	.15	.38
	Year ended 8/31/2011	13.65	.29	.02	.31
	Year ended 8/31/2010	13.10	.33	.56	.89
	Year ended 8/31/2009	13.02	.44	.09	.53
	Year ended 8/31/2008	13.40	.57	(.37)	.20
Class F-2:	Six months ended 2/28/2013[4,5]	13.79	.11	(.06)	.05
	Year ended 8/31/2012	13.66	.27	.15	.42
	Year ended 8/31/2011	13.65	.33	.02	.35
	Year ended 8/31/2010	13.10	.37	.56	.93
	Year ended 8/31/2009	13.02	.48	.09	.57
	Period from 8/8/2008 to 8/31/2008[4]	13.03	.03	(.01)	.02
Class 529-A:	Six months ended 2/28/2013[4,5]	13.79	.09	(.06)	.03
	Year ended 8/31/2012	13.66	.22	.15	.37
	Year ended 8/31/2011	13.65	.29	.02	.31
	Year ended 8/31/2010	13.10	.32	.56	.88
	Year ended 8/31/2009	13.02	.44	.09	.53
	Year ended 8/31/2008	13.40	.57	(.37)	.20
Class 529-B:	Six months ended 2/28/2013[4,5]	13.79	.03	(.06)	(.03)
	Year ended 8/31/2012	13.66	.12	.15	.27
	Year ended 8/31/2011	13.65	.18	.02	.20
	Year ended 8/31/2010	13.10	.22	.56	.78
	Year ended 8/31/2009	13.02	.34	.09	.43
	Year ended 8/31/2008	13.40	.46	(.37)	.09
Class 529-C:	Six months ended 2/28/2013[4,5]	13.79	.03	(.06)	(.03)
	Year ended 8/31/2012	13.66	.12	.15	.27
	Year ended 8/31/2011	13.65	.18	.02	.20
	Year ended 8/31/2010	13.10	.22	.56	.78
	Year ended 8/31/2009	13.02	.34	.09	.43
	Year ended 8/31/2008	13.40	.46	(.37)	.09
Class 529-E:	Six months ended 2/28/2013[4,5]	13.79	.07	(.06)	.01
	Year ended 8/31/2012	13.66	.19	.15	.34
	Year ended 8/31/2011	13.65	.25	.02	.27
	Year ended 8/31/2010	13.10	.29	.56	.85
	Year ended 8/31/2009	13.02	.40	.09	.49
	Year ended 8/31/2008	13.40	.53	(.37)	.16

22	Intermediate Bond Fund of America

				Ratio of		Ratio of
				expenses		expenses
			Net	to average		to average		Ratio
Dividends			assets,	net assets		net assets		of net
(from net	Net asset		end of	before		after		income to
investment	value, end	Total	period	reimbursements/		reimbursements/		average
income)	of period	return[2,3]	(in millions)	waivers		waivers[3]		net assets[3]
$(.10)	$13.72	.23%	$6,991	.60%[6]		.60%[6]		1.30%[6]
(.26)	13.79	2.86	6,884	.61		.61		1.76
(.31)	13.66	2.36	6,436	.60		.60		2.18
(.34)	13.65	6.91	6,723	.62		.62		2.51
(.46)	13.10	4.27	5,304	.69		.68		3.46
(.58)	13.02	1.50	3,820	.70		.67		4.32
(.05)	13.72	(.14)	50	1.35	[6]	1.35	[6]	.55	[6]
(.15)	13.79	2.10	62	1.35		1.35		1.04
(.20)	13.66	1.60	96	1.36		1.36		1.44
(.24)	13.65	6.12	175	1.36		1.36		1.78
(.36)	13.10	3.51	207	1.42		1.41		2.79
(.49)	13.02	.76	207	1.43		1.40		3.61
(.05)	13.72	(.17)	262	1.40	[6]	1.40	[6]	.51	[6]
(.15)	13.79	2.05	296	1.40		1.40		.98
(.20)	13.66	1.55	335	1.41		1.41		1.39
(.24)	13.65	6.07	414	1.41		1.41		1.72
(.36)	13.10	3.47	342	1.46		1.46		2.69
(.48)	13.02	.71	248	1.48		1.45		3.56
(.10)	13.72	.22	578	.62	[6]	.62	[6]	1.29	[6]
(.25)	13.79	2.80	585	.67		.67		1.70
(.30)	13.66	2.31	550	.65		.65		2.13
(.34)	13.65	6.86	573	.67		.67		2.45
(.45)	13.10	4.24	479	.71		.70		3.49
(.58)	13.02	1.49	518	.71		.68		4.31
(.12)	13.72	.34	281	.40	[6]	.40	[6]	1.51	[6]
(.29)	13.79	3.13	290	.35		.35		2.01
(.34)	13.66	2.63	282	.34		.34		2.44
(.38)	13.65	7.21	256	.34		.34		2.79
(.49)	13.10	4.54	245	.38		.38		3.23
(.03)	13.02	.19	4	.03		.03		.27
(.10)	13.72	.19	413	.69	[6]	.69	[6]	1.21	[6]
(.24)	13.79	2.76	398	.70		.70		1.66
(.30)	13.66	2.29	331	.68		.68		2.11
(.33)	13.65	6.83	284	.69		.69		2.43
(.45)	13.10	4.21	200	.74		.73		3.42
(.58)	13.02	1.44	152	.76		.73		4.27
(.04)	13.72	(.21)	7	1.48	[6]	1.48	[6]	.43	[6]
(.14)	13.79	1.96	9	1.48		1.48		.90
(.19)	13.66	1.48	13	1.47		1.47		1.32
(.23)	13.65	6.00	24	1.48		1.48		1.65
(.35)	13.10	3.39	23	1.54		1.53		2.65
(.47)	13.02	.64	21	1.55		1.52		3.48
(.04)	13.72	(.20)	99	1.47	[6]	1.47	[6]	.44	[6]
(.14)	13.79	1.97	104	1.47		1.47		.89
(.19)	13.66	1.49	92	1.46		1.46		1.32
(.23)	13.65	6.01	97	1.47		1.47		1.65
(.35)	13.10	3.40	72	1.53		1.52		2.66
(.47)	13.02	.64	65	1.55		1.52		3.49
(.08)	13.72	.06	20	.93	[6]	.93	[6]	.97	[6]
(.21)	13.79	2.51	20	.94		.94		1.42
(.26)	13.66	2.00	16	.96		.96		1.83
(.30)	13.65	6.54	14	.97		.97		2.16
(.41)	13.10	3.92	11	1.02		1.01		3.14
(.54)	13.02	1.16	9	1.04		1.01		3.99

See page 25 for footnotes.	Intermediate Bond Fund of America	23

Financial highlights (continued)

			Income (loss) from investment operations[1]
				Net (losses)
				gains on
		Net asset		securities
		value,	Net	(both	Total from
		beginning	investment	realized and	investment
		of period	income	unrealized)	operations
Class 529-F-1:	Six months ended 2/28/2013[4,5]	$13.79	$.10	$(.06)	$.04
	Year ended 8/31/2012	13.66	.25	.15	.40
	Year ended 8/31/2011	13.65	.32	.02	.34
	Year ended 8/31/2010	13.10	.35	.56	.91
	Year ended 8/31/2009	13.02	.47	.09	.56
	Year ended 8/31/2008	13.40	.60	(.37)	.23
Class R-1:	Six months ended 2/28/2013[4,5]	13.79	.04	(.06)	(.02)
	Year ended 8/31/2012	13.66	.13	.15	.28
	Year ended 8/31/2011	13.65	.19	.02	.21
	Year ended 8/31/2010	13.10	.23	.56	.79
	Year ended 8/31/2009	13.02	.35	.09	.44
	Year ended 8/31/2008	13.40	.47	(.37)	.10
Class R-2:	Six months ended 2/28/2013[4,5]	13.79	.04	(.06)	(.02)
	Year ended 8/31/2012	13.66	.13	.15	.28
	Year ended 8/31/2011	13.65	.19	.02	.21
	Year ended 8/31/2010	13.10	.23	.56	.79
	Year ended 8/31/2009	13.02	.35	.09	.44
	Year ended 8/31/2008	13.40	.47	(.37)	.10
Class R-3:	Six months ended 2/28/2013[4,5]	13.79	.07	(.06)	.01
	Year ended 8/31/2012	13.66	.19	.15	.34
	Year ended 8/31/2011	13.65	.25	.02	.27
	Year ended 8/31/2010	13.10	.28	.56	.84
	Year ended 8/31/2009	13.02	.40	.09	.49
	Year ended 8/31/2008	13.40	.53	(.37)	.16
Class R-4:	Six months ended 2/28/2013[4,5]	13.79	.09	(.06)	.03
	Year ended 8/31/2012	13.66	.23	.15	.38
	Year ended 8/31/2011	13.65	.29	.02	.31
	Year ended 8/31/2010	13.10	.33	.56	.89
	Year ended 8/31/2009	13.02	.44	.09	.53
	Year ended 8/31/2008	13.40	.57	(.37)	.20
Class R-5:	Six months ended 2/28/2013[4,5]	13.79	.11	(.06)	.05
	Year ended 8/31/2012	13.66	.27	.15	.42
	Year ended 8/31/2011	13.65	.33	.02	.35
	Year ended 8/31/2010	13.10	.37	.56	.93
	Year ended 8/31/2009	13.02	.48	.09	.57
	Year ended 8/31/2008	13.40	.61	(.37)	.24
Class R-6:	Six months ended 2/28/2013[4,5]	13.79	.11	(.06)	.05
	Year ended 8/31/2012	13.66	.28	.15	.43
	Year ended 8/31/2011	13.65	.34	.02	.36
	Year ended 8/31/2010	13.10	.37	.56	.93
	Period from 5/1/2009 to 8/31/2009[4]	12.79	.14	.31	.45

	Six months ended		Year ended August 31
	February 28, 2013[4,5]	2012	2011	2010	2009	2008

Portfolio turnover rate for all share classes	93%	146%	80%	43%	87%	80%

24	Intermediate Bond Fund of America

				Ratio of		Ratio of
				expenses		expenses
			Net	to average		to average		Ratio
Dividends			assets,	net assets		net assets		of net
(from net	Net asset		end of	before		after		income to
investment	value, end	Total	Period	reimbursements/		reimbursements/		average
income)	of period	return[3]	(in millions)	waivers		waivers[3]		net assets[3]
$(.11)	$13.72	.30%	$77	.47%[6]		.47%[6]		1.43%[6]
(.27)	13.79	3.00	78	.47		.47		1.89
(.33)	13.66	2.50	66	.46		.46		2.32
(.36)	13.65	7.07	54	.47		.47		2.65
(.48)	13.10	4.44	37	.52		.52		3.63
(.61)	13.02	1.67	27	.54		.51		4.49
(.05)	13.72	(.16)	16	1.38	[6]	1.38	[6]	.52	[6]
(.15)	13.79	2.05	17	1.39		1.39		.97
(.20)	13.66	1.54	15	1.41		1.41		1.37
(.24)	13.65	6.06	19	1.42		1.42		1.69
(.36)	13.10	3.45	10	1.47		1.46		2.65
(.48)	13.02	.69	7	1.50		1.47		3.53
(.05)	13.72	(.14)	156	1.35	[6]	1.35	[6]	.55	[6]
(.15)	13.79	2.06	164	1.39		1.39		.98
(.20)	13.66	1.55	161	1.41		1.40		1.38
(.24)	13.65	6.06	175	1.45		1.42		1.71
(.36)	13.10	3.47	146	1.53		1.45		2.72
(.48)	13.02	.72	128	1.56		1.44		3.56
(.08)	13.72	.06	175	.95	[6]	.95	[6]	.96	[6]
(.21)	13.79	2.49	175	.96		.96		1.41
(.26)	13.66	1.99	169	.97		.97		1.81
(.29)	13.65	6.52	172	.99		.99		2.14
(.41)	13.10	3.90	153	1.04		1.03		3.14
(.54)	13.02	1.15	133	1.04		1.01		3.99
(.10)	13.72	.22	130	.62	[6]	.62	[6]	1.28	[6]
(.25)	13.79	2.83	135	.63		.63		1.74
(.30)	13.66	2.32	120	.65		.65		2.14
(.34)	13.65	6.87	121	.65		.65		2.46
(.45)	13.10	4.25	79	.70		.69		3.47
(.58)	13.02	1.48	61	.72		.69		4.30
(.12)	13.72	.37	42	.33	[6]	.33	[6]	1.58	[6]
(.29)	13.79	3.13	50	.34		.34		2.03
(.34)	13.66	2.62	47	.35		.35		2.44
(.38)	13.65	7.18	45	.36		.36		2.76
(.49)	13.10	4.56	35	.39		.39		3.76
(.62)	13.02	1.79	76	.41		.38		4.62
(.12)	13.72	.39	672	.28	[6]	.28	[6]	1.62	[6]
(.30)	13.79	3.19	447	.28		.28		2.08
(.35)	13.66	2.68	339	.30		.30		2.49
(.38)	13.65	7.24	315	.31		.31		2.77
(.14)	13.10	3.56	21	.12		.12		1.08

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

Intermediate Bond Fund of America	25

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2012, through February 28, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

26	Intermediate Bond Fund of America

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	9/1/2012	2/28/2013	period*	ratio
Class A — actual return	$1,000.00	$1,002.33	$2.98	.60%
Class A — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B — actual return	1,000.00	998.57	6.69	1.35
Class B — assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class C — actual return	1,000.00	998.35	6.94	1.40
Class C — assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F-1 — actual return	1,000.00	1,002.23	3.08	.62
Class F-1 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class F-2 — actual return	1,000.00	1,003.40	1.99	.40
Class F-2 — assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-A — actual return	1,000.00	1,001.90	3.42	.69
Class 529-A — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-B — actual return	1,000.00	997.94	7.33	1.48
Class 529-B — assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-C — actual return	1,000.00	998.01	7.28	1.47
Class 529-C — assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-E — actual return	1,000.00	1,000.64	4.61	.93
Class 529-E — assumed 5% return	1,000.00	1,020.18	4.66	.93
Class 529-F-1 — actual return	1,000.00	1,002.99	2.33	.47
Class 529-F-1 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 — actual return	1,000.00	998.43	6.84	1.38
Class R-1 — assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 — actual return	1,000.00	998.57	6.69	1.35
Class R-2 — assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-3 — actual return	1,000.00	1,000.61	4.71	.95
Class R-3 — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 — actual return	1,000.00	1,002.20	3.08	.62
Class R-4 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5 — actual return	1,000.00	1,003.67	1.64	.33
Class R-5 — assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 — actual return	1,000.00	1,003.95	1.39	.28
Class R-6 — assumed 5% return	1,000.00	1,023.41	1.40	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Intermediate Bond Fund of America	27

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2013 (the most recent calendar quarter-end):

	1 year	5 years	10 years/ Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	–3.63%	2.06%	2.45%
Not reflecting CDSC	1.37	2.43	2.45
Class C shares[2]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	0.33	2.38	2.24
Not reflecting CDSC	1.33	2.38	2.24
Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	2.08	3.14	3.02
Class F-2 shares[3] — first sold 8/8/08
Not reflecting annual asset-based fee charged by sponsoring firm	2.35	—	3.88
Class 529-A shares[4]
Reflecting 2.50% maximum sales charge	–0.52	2.59	2.71
Not reflecting maximum sales charge	2.04	3.11	2.98
Class 529-B shares[2,4]
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–3.75	1.93	2.31
Not reflecting CDSC	1.25	2.30	2.31
Class 529-C shares[2,4]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	0.25	2.31	2.16
Not reflecting CDSC	1.25	2.31	2.16
Class 529-E shares[3,4]	1.79	2.84	2.68
Class 529-F-1 shares[3,4]
Not reflecting annual asset-based fee charged by sponsoring firm	2.27	3.34	3.13

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.
[4]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

28	Intermediate Bond Fund of America

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2013, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term®

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

Proven system
Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	As of 12/31/12.
[2]	Based on Class A share results for rolling periods through 12/31/12. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended 12/31/12 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio

February 28, 2013

unaudited

Bonds & notes — 92.57%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 34.85%
U.S. TREASURY — 32.59%
U.S. Treasury 3.625% 2013	$ 52,750	$ 53,134
U.S. Treasury 4.25% 2013	121,680	123,994
U.S. Treasury 1.875% 2014	35,000	35,591
U.S. Treasury 2.25% 2014	51,000	52,301
U.S. Treasury 2.625% 2014	188,250	194,692
U.S. Treasury 0.25% 2015	415,300	415,138
U.S. Treasury 1.25% 2015	25,000	25,612
U.S. Treasury 1.75% 2015	100,000	103,512
U.S. Treasury 2.25% 2015	58,000	60,238
U.S. Treasury 4.125% 2015	50,000	54,238
U.S. Treasury 4.25% 2015	50,000	54,840
U.S. Treasury 1.00% 2016	25,000	25,479
U.S. Treasury 1.50% 2016	12,600	13,058
U.S. Treasury 1.75% 2016	26,000	27,133
U.S. Treasury 2.00% 2016	70,000	73,543
U.S. Treasury 2.00% 2016	42,250	44,279
U.S. Treasury 2.375% 2016	50,000	53,067
U.S. Treasury 2.625% 2016	20,000	21,352
U.S. Treasury 3.00% 2016	20,000	21,799
U.S. Treasury 4.50% 2016	47,500	53,293
U.S. Treasury 5.125% 2016	96,500	111,005
U.S. Treasury 7.50% 2016	40,000	50,281
U.S. Treasury 0.75% 2017	29,000	29,159
U.S. Treasury 0.875% 2017	339,375	343,417
U.S. Treasury 1.00% 2017	197,250	200,710
U.S. Treasury 2.50% 2017	153,750	166,156
U.S. Treasury 4.25% 2017	50,000	58,259
U.S. Treasury 4.50% 2017	20,000	23,257
U.S. Treasury 4.625% 2017	115,000	133,377
U.S. Treasury 8.75% 2017	25,000	33,500
U.S. Treasury 3.50% 2018	60,000	68,040
U.S. Treasury 4.00% 2018	10,000	11,690
U.S. Treasury 1.00% 2019	25,000	24,770
U.S. Treasury 1.125% 2019	81,500	81,819
U.S. Treasury 2.625% 2020	30,000	32,682
U.S. Treasury 3.50% 2020	35,000	40,390
U.S. Treasury 8.75% 2020	15,000	22,822
U.S. Treasury 2.00% 2021	25,000	25,724
U.S. Treasury 2.125% 2021	58,500	61,003
U.S. Treasury 3.625% 2021	5,000	5,820
U.S. Treasury 8.00% 2021	20,000	30,538
U.S. Treasury 1.625% 2022	64,600	63,296
U.S. Treasury 1.75% 2022	35,400	35,389
U.S. Treasury 6.25% 2023	25,000	35,408
U.S. Treasury 7.125% 2023	15,000	22,344
U.S. Treasury 7.625% 2025	20,000	31,789
		3,248,938

U.S. TREASURY INFLATION-PROTECTED SECURITIES[1] — 2.26%
U.S. Treasury Inflation-Protected Security 1.875% 2013	62,512	64,099
U.S. Treasury Inflation-Protected Security 2.00% 2014	13,235	13,730
U.S. Treasury Inflation-Protected Security 1.625% 2015	1,172	1,254
U.S. Treasury Inflation-Protected Security 0.125% 2016	19,245	20,451
U.S. Treasury Inflation-Protected Security 0.125% 2017	79,361	85,634
U.S. Treasury Inflation-Protected Security 0.125% 2022	12,482	13,615
U.S. Treasury Inflation-Protected Security 0.125% 2023	12,435	13,439
U.S. Treasury Inflation-Protected Security 2.375% 2025	10,088	13,554
		225,776

Total U.S. Treasury bonds & notes		3,474,714

CORPORATE BONDS & NOTES — 27.65%
FINANCIALS — 7.45%
Goldman Sachs Group, Inc. 3.625% 2016	15,625	16,626
Goldman Sachs Group, Inc. 2.375% 2018	7,500	7,608
Goldman Sachs Group, Inc. 5.25% 2021	3,560	4,060
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,878
Goldman Sachs Group, Inc. 3.625% 2023	11,100	11,234
Bank of America Corp. 4.50% 2015	5,000	5,320
Bank of America Corp., Series L, 3.625% 2016	6,985	7,419
Bank of America Corp. 3.75% 2016	1,135	1,215
Bank of America Corp. 5.75% 2017	5,070	5,875
Bank of America Corp. 5.625% 2020	12,000	14,066
Bank of America Corp. 3.30% 2023	6,250	6,245
Morgan Stanley, Series F, 2.875% 2014	7,250	7,387
Morgan Stanley, Series F, 6.00% 2015	3,635	3,970
Morgan Stanley 1.75% 2016	10,000	10,052
Morgan Stanley 3.80% 2016	8,325	8,845
Morgan Stanley 3.75% 2023	7,500	7,594
Citigroup Inc. 4.587% 2015	16,640	18,064
Citigroup Inc. 6.01% 2015	4,750	5,160
Citigroup Inc. 3.953% 2016	5,535	5,955
Citigroup Inc. 6.125% 2018	780	934
Citigroup Inc. 8.50% 2019	4,219	5,663
Simon Property Group, LP 6.75% 2014	5,655	5,977
Simon Property Group, LP 4.20% 2015	9,430	9,969
Simon Property Group, LP 6.10% 2016	7,000	8,035
Simon Property Group, LP 5.875% 2017	2,500	2,921
Simon Property Group, LP 1.50% 2018[2]	6,480	6,488
Simon Property Group, LP 10.35% 2019	750	1,087
JPMorgan Chase & Co. 4.75% 2013	6,000	6,042
JPMorgan Chase & Co. 3.40% 2015	6,000	6,343
JPMorgan Chase & Co. 1.80% 2018	7,500	7,551
JPMorgan Chase & Co. 4.625% 2021	3,500	3,962
JPMorgan Chase & Co. 3.20% 2023	9,000	9,039
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	5,000	5,344
Westfield Group 7.50% 2014[2]	750	809
Westfield Group 5.75% 2015[2]	10,000	11,136
Westfield Group 5.70% 2016[2]	1,250	1,426
Westfield Group 7.125% 2018[2]	1,000	1,238
Westfield Group 4.625% 2021[2]	4,770	5,307
Westfield Group 3.375% 2022[2]	7,100	7,226
Kimco Realty Corp., Series C, 4.82% 2014	795	834
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,557
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,724
Kimco Realty Corp. 5.70% 2017	5,500	6,385
Kimco Realty Corp. 6.875% 2019	2,000	2,541
Prologis, Inc. 7.625% 2014	10,750	11,667
Prologis, Inc. 5.625% 2016	6,260	7,119
Prologis, Inc. 6.625% 2018	3,000	3,635
Prologis, Inc. 6.875% 2020	5,000	6,126
MetLife Global Funding I 5.125% 2013[2]	15,250	15,322
MetLife Global Funding I 2.50% 2015[2]	12,000	12,497
Nordea Bank, Series 2, 3.70% 2014[2]	18,000	18,907
Nordea Bank AB 3.125% 2017[2]	5,000	5,311
Monumental Global Funding 5.50% 2013[2]	4,500	4,530
Monumental Global Funding III 0.504% 2014[2,3]	9,140	9,146
Monumental Global Funding III 5.25% 2014[2]	8,500	8,821
UBS AG 2.25% 2014	7,000	7,106
UBS AG 4.875% 2020	11,000	12,751
Toyota Motor Credit Corp. 1.375% 2013	7,000	7,034
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,558
Toyota Motor Credit Corp. 1.75% 2017	5,000	5,121
Royal Bank of Scotland PLC 3.40% 2013	5,575	5,636
Royal Bank of Scotland PLC 3.95% 2015	7,000	7,488
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,465
Jackson National Life Global 5.375% 2013[2]	17,565	17,719
Australia & New Zealand Banking Group Ltd. 2.125% 2014[2]	10,000	10,147
ANZ National (International) Ltd. 3.125% 2015[2]	7,000	7,340
HSBC Finance Corp. 0.554% 2014[3]	2,250	2,248
HSBC Finance Corp. 0.741% 2016[3]	4,400	4,338
HSBC Holdings PLC 4.875% 2020	6,000	6,782
HSBC Holdings PLC 4.00% 2022	2,950	3,183
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,915
Berkshire Hathaway Inc. 3.00% 2022	6,475	6,622
American Express Centurion Bank 0.875% 2015	12,000	12,004
American Express Co. 6.15% 2017	2,900	3,479
Westpac Banking Corp. 1.85% 2013	8,000	8,093
Westpac Banking Corp. 3.00% 2015	6,300	6,688
Standard Chartered PLC 3.20% 2016[2]	8,000	8,493
Standard Chartered Bank 3.95% 2023[2]	5,000	5,010
Northern Trust Corp. 5.50% 2013	6,500	6,653
Northern Trust Corp. 4.625% 2014	2,825	2,962
Northern Trust Corp. 5.85% 2017[2]	2,750	3,299
Barclays Bank PLC 5.20% 2014	4,500	4,767
Barclays Bank PLC 6.05% 2017[2]	4,140	4,652
Barclays Bank PLC 5.125% 2020	3,000	3,444
American International Group, Inc. 3.80% 2017	11,400	12,391
US Bank NA 4.95% 2014	2,550	2,727
US Bancorp., Series T, 1.65% 2017	8,500	8,662
Wells Fargo & Co. 3.676% 2016	7,000	7,598
Wells Fargo & Co., Series I, 3.50% 2022	3,500	3,700
ACE INA Holdings Inc. 2.60% 2015	10,090	10,599
TIAA Global Markets 4.95% 2013[2]	10,000	10,172
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	9,573
BNP Paribas 5.00% 2021	8,000	9,137
New York Life Global Funding 4.65% 2013[2]	9,000	9,070
BB&T Corp., Series C, 1.60% 2017	8,250	8,367
Boston Properties, Inc. 3.70% 2018	7,000	7,708
BNP Paribas 3.60% 2016	7,000	7,452
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	7,342
PNC Financial Services Group, Inc. 2.854% 2022	6,500	6,497
Korea Development Bank 8.00% 2014	5,350	5,677
Société Générale 3.10% 2015[2]	5,000	5,196
PRICOA Global Funding I 5.30% 2013[2]	5,000	5,135
ERP Operating LP 5.25% 2014	4,000	4,277
Principal Life Insurance Co. 5.30% 2013	4,000	4,027
UniCredito Italiano SpA 6.00% 2017[2]	3,300	3,363
AvalonBay Communities, Inc. 2.85% 2023	3,370	3,315
Mack-Cali Realty Corp. 2.50% 2017	2,910	2,952
Santander Issuances, SA Unipersonal 6.50% 2019[2,3]	600	629
		742,755

HEALTH CARE — 3.77%
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	12,611
GlaxoSmithKline Capital Inc. 1.50% 2017	24,539	24,934
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	12,153
GlaxoSmithKline Capital Inc. 2.85% 2022	2,591	2,640
Novartis Capital Corp. 1.90% 2013	5,000	5,012
Novartis Capital Corp. 4.125% 2014	17,500	18,104
Novartis Capital Corp. 2.90% 2015	10,000	10,506
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,786
Novartis Capital Corp. 2.40% 2022	2,500	2,481
Schering-Plough Corp. 6.00% 2017	7,945	9,647
Merck & Co., Inc. 1.10% 2018	26,500	26,659
Amgen Inc. 1.875% 2014	5,000	5,105
Amgen Inc. 2.50% 2016	15,850	16,656
Amgen Inc. 2.125% 2017	7,000	7,237
Amgen Inc. 3.625% 2022	3,335	3,557
Roche Holdings, Inc. 5.00% 2014[2]	18,734	19,554
Roche Holdings, Inc. 6.00% 2019[2]	10,000	12,455
Express Scripts Inc. 6.25% 2014	1,010	1,080
Medco Health Solutions, Inc. 2.75% 2015	4,415	4,617
Express Scripts Inc. 2.65% 2017	12,560	13,139
Express Scripts Inc. 3.90% 2022	7,000	7,475
AbbVie Inc. 1.75% 2017[2]	7,500	7,603
AbbVie Inc. 2.90% 2022[2]	16,775	16,804
UnitedHealth Group Inc. 1.875% 2016	3,650	3,776
UnitedHealth Group Inc. 1.40% 2017	3,020	3,037
UnitedHealth Group Inc. 6.00% 2017	4,750	5,671
UnitedHealth Group Inc. 2.875% 2023	7,500	7,491
Pfizer Inc 5.35% 2015	10,000	10,953
Pfizer Inc 6.20% 2019	5,000	6,302
Aetna Inc. 1.50% 2017	10,325	10,374
Aetna Inc. 2.75% 2022	6,000	5,870
Gilead Sciences, Inc. 2.40% 2014	2,865	2,949
Gilead Sciences, Inc. 3.05% 2016	8,285	8,900
Gilead Sciences, Inc. 4.40% 2021	2,195	2,471
Sanofi 0.62% 2014[3]	10,000	10,033
Cardinal Health, Inc. 1.90% 2017	3,700	3,770
Cardinal Health, Inc. 3.20% 2023	5,995	6,109
WellPoint, Inc. 6.00% 2014	4,400	4,623
WellPoint, Inc. 5.25% 2016	3,000	3,343
Humana Inc. 3.15% 2022	7,500	7,407
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	5,960	6,019
Boston Scientific Corp. 6.00% 2020	5,000	5,853
Johnson & Johnson 0.38% 2014[3]	5,000	5,010
DENTSPLY International Inc. 2.75% 2016	3,930	4,074
McKesson Corp. 0.95% 2015	3,035	3,046
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,015
		375,911

CONSUMER STAPLES — 3.49%
Anheuser-Busch InBev NV 0.665% 2014[3]	11,625	11,682
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,439
Anheuser-Busch InBev NV 4.125% 2015	7,500	7,994
Anheuser-Busch InBev NV 1.375% 2017	12,000	12,112
Anheuser-Busch InBev NV 7.75% 2019	5,480	7,259
Coca-Cola Co. 3.625% 2014	10,000	10,329
Coca-Cola Co. 1.50% 2015	10,000	10,264
Coca-Cola Co. 1.80% 2016	6,500	6,735
Coca-Cola Co. 3.15% 2020	6,285	6,808
SABMiller Holdings Inc. 2.45% 2017[2]	25,290	26,407
SABMiller Holdings Inc. 3.75% 2022[2]	3,000	3,213
PepsiCo, Inc. 0.875% 2013	5,000	5,018
PepsiCo, Inc. 3.10% 2015	6,000	6,299
PepsiCo, Inc. 2.50% 2016	16,000	16,867
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,009
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,214
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,340
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,458
Wal-Mart Stores, Inc. 5.80% 2018	740	904
Procter & Gamble Co. 3.50% 2015	7,500	7,946
Procter & Gamble Co. 1.45% 2016	8,410	8,644
ConAgra Foods, Inc. 1.30% 2016	8,590	8,653
ConAgra Foods, Inc. 1.90% 2018	7,835	7,936
Philip Morris International Inc. 2.90% 2021	8,850	9,154
Philip Morris International Inc. 2.625% 2023	7,500	7,406
British American Tobacco International Finance PLC 2.125% 2017[2]	7,000	7,208
British American Tobacco International Finance PLC 9.50% 2018[2]	5,910	8,198
Pernod Ricard SA 2.95% 2017[2]	14,500	15,317
Kraft Foods Inc. 2.25% 2017	7,725	8,029
Kraft Foods Inc. 3.50% 2022	6,175	6,479
Reynolds American Inc. 3.25% 2022	12,120	12,081
Walgreen Co. 4.875% 2013	10,500	10,685
Kroger Co. 7.50% 2014	6,030	6,383
Kroger Co. 6.40% 2017	2,500	2,992
Altria Group, Inc. 8.50% 2013	4,000	4,217
Altria Group, Inc. 2.85% 2022	5,000	4,915
Brown-Forman Corp. 1.00% 2018	9,000	8,947
Heineken NV 1.40% 2017[2]	8,190	8,174
Tesco PLC 5.50% 2017[2]	6,840	8,038
Unilever Capital Corp. 3.65% 2014	7,500	7,728
General Mills, Inc. 0.64% 2014[3]	7,500	7,529
Kimberly-Clark Corp. 7.50% 2018	4,500	5,958
Kraft Foods Inc. 2.625% 2013	3,830	3,844
		347,812

ENERGY — 3.00%
Shell International Finance BV 1.875% 2013	17,000	17,015
Shell International Finance BV 4.00% 2014	25,000	25,920
Shell International Finance BV 3.10% 2015	7,500	7,945
Shell International Finance BV 1.125% 2017	15,000	15,059
StatoilHydro ASA 2.90% 2014	3,110	3,231
StatoilHydro ASA 3.875% 2014	4,750	4,929
Statoil ASA 3.125% 2017	22,000	23,876
Statoil ASA 3.15% 2022	4,000	4,239
StatoilHydro ASA 2.45% 2023	2,330	2,296
Total Capital Canada Ltd. 1.625% 2014	5,000	5,066
Total Capital SA 3.00% 2015	7,000	7,374
Total Capital SA 2.30% 2016	8,000	8,341
Total Capital Canada Ltd. 1.45% 2018	5,130	5,184
Total Capital International 2.875% 2022	12,080	12,521
Kinder Morgan Energy Partners, LP 5.00% 2013	5,000	5,174
Kinder Morgan Energy Partners, LP 5.125% 2014	5,000	5,371
Kinder Morgan Energy Partners, LP 3.50% 2016	7,000	7,497
Kinder Morgan Energy Partners, LP 3.95% 2022	4,000	4,252
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,365
Transocean Inc. 5.05% 2016	8,000	8,920
Transocean Inc. 2.50% 2017	9,550	9,681
Transocean Inc. 3.80% 2022	3,000	3,005
BG Energy Capital PLC 2.50% 2015[2]	7,000	7,300
BG Energy Capital PLC 2.875% 2016[2]	13,270	14,086
TransCanada PipeLines Ltd. 0.875% 2015	7,000	7,039
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,271
Husky Energy Inc. 5.90% 2014	6,000	6,385
Husky Energy Inc. 7.25% 2019	3,000	3,874
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	5,501
Enbridge Energy Partners, LP 4.20% 2021	4,000	4,238
Devon Energy Corp. 1.875% 2017	4,075	4,119
Devon Energy Corp. 3.25% 2022	4,375	4,389
Phillips 66 4.30% 2022	7,685	8,487
ConocoPhillips 1.05% 2017	7,500	7,492
Marathon Oil Corp. 0.90% 2015	7,500	7,488
Canadian Natural Resources Ltd. 1.45% 2014	5,000	5,069
Enterprise Products Operating LLC 1.25% 2015	5,000	5,044
BP Capital Markets PLC 3.625% 2014[2]	2,000	2,074
BP Capital Markets PLC 3.875% 2015	2,500	2,658
Enbridge Inc. 5.60% 2017	2,500	2,888
Cenovus Energy Inc. 4.50% 2014	2,009	2,122
		298,785

INDUSTRIALS — 2.35%
General Electric Co. 0.85% 2015	9,000	9,034
General Electric Capital Corp. 1.00% 2015	11,300	11,386
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,851
General Electric Capital Corp. 2.95% 2016	3,255	3,447
General Electric Capital Corp. 1.60% 2017	7,500	7,553
General Electric Capital Corp. 2.30% 2017	14,135	14,660
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,538
General Electric Capital Corp. 2.10% 2019	2,550	2,603
General Electric Capital Corp., Series A, 6.00% 2019	7,000	8,550
General Electric Co. 2.70% 2022	7,500	7,500
General Electric Capital Corp. 3.10% 2023	6,400	6,357
Canadian National Railway Co. 4.95% 2014	17,850	18,546
Canadian National Railway Co. 5.85% 2017	7,000	8,469
Union Pacific Corp. 5.125% 2014	6,125	6,381
Union Pacific Corp. 5.70% 2018	5,900	7,148
Union Pacific Corp. 4.00% 2021	7,000	7,905
Union Pacific Corp. 4.163% 2022	2,694	3,034
United Technologies Corp. 1.80% 2017	12,655	13,056
United Technologies Corp. 3.10% 2022	8,100	8,492
Burlington Northern Santa Fe LLC 7.00% 2014	13,480	14,254
Honeywell International Inc. 3.875% 2014	10,100	10,427
Northrop Grumman Corp. 3.70% 2014	9,500	9,906
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.661% 2015[3,4]	9,487	9,492
Norfolk Southern Corp. 5.75% 2016	7,190	8,151
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,117
BAE Systems Holdings Inc. 4.95% 2014[2]	4,500	4,703
Volvo Treasury AB 5.95% 2015[2]	4,300	4,672
Atlas Copco AB 5.60% 2017[2]	4,000	4,633
Danaher Corp. 2.30% 2016	3,140	3,305
CSX Corp. 5.75% 2013	1,635	1,637
		233,807

UTILITIES — 2.28%
Iberdrola Finance Ireland 3.80% 2014[2]	15,000	15,435
Scottish Power PLC 5.375% 2015	4,000	4,282
Iberdrola Finance Ireland 5.00% 2019[2]	5,000	5,305
Niagara Mohawk Power 3.553% 2014[2]	11,170	11,638
National Grid PLC 6.30% 2016	10,990	12,786
National Rural Utilities Cooperative Finance Corp. 1.125% 2013	6,000	6,031
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	12,200
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	3,650	3,684
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	542
Pacific Gas and Electric Co. 6.25% 2013	12,250	12,769
PG&E Corp. 5.75% 2014	5,000	5,263
Progress Energy, Inc. 6.05% 2014	16,500	17,412
Enel Finance International SA 3.875% 2014[2]	15,550	15,993
E.ON International Finance BV 5.80% 2018[2]	13,000	15,619
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,917
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	12,516
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	576
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,848
Consumers Energy Co. 2.85% 2022	7,500	7,740
Teco Finance, Inc. 4.00% 2016	6,000	6,468
Tampa Electric Co. 2.60% 2022	5,000	5,038
Centerpoint Energy, Inc., Series B, 6.85% 2015	10,000	11,263
Electricité de France SA 5.50% 2014[2]	10,000	10,426
American Electric Power Co. 1.65% 2017	10,000	10,044
PSEG Power LLC 2.75% 2016	5,310	5,533
Entergy Louisiana, LLC 1.875% 2014	5,000	5,105
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,346
Public Service Co. of Colorado 5.80% 2018	2,250	2,778
		227,557

CONSUMER DISCRETIONARY — 2.03%
Comcast Corp. 5.30% 2014	2,000	2,084
Comcast Corp. 5.85% 2015	3,000	3,398
Comcast Corp. 6.30% 2017	9,000	10,986
Comcast Corp. 5.875% 2018	7,650	9,237
Comcast Corp. 2.85% 2023	3,950	3,974
Time Warner Cable Inc. 6.20% 2013	12,000	12,212
Time Warner Cable Inc. 7.50% 2014	5,430	5,821
Time Warner Cable Inc. 8.25% 2014	1,000	1,070
Time Warner Cable Inc. 4.00% 2021	5,000	5,319
NBCUniversal Media, LLC 2.10% 2014	7,500	7,623
NBCUniversal Media, LLC 2.875% 2016	7,000	7,391
NBCUniversal Media, LLC 2.875% 2023	6,450	6,475
Walt Disney Co. 0.875% 2014	7,000	7,069
Walt Disney Co. 1.10% 2017	14,185	14,189
Time Warner Inc. 4.75% 2021	8,750	9,880
Time Warner Cable Inc. 4.00% 2022	10,000	10,790
Volkswagen International Finance NV 1.625% 2013[2]	5,000	5,026
Volkswagen International Finance NV 0.918% 2014[2,3]	15,000	15,051
DaimlerChrysler North America Holding Corp. 1.95% 2014[2]	7,500	7,584
DaimlerChrysler North America Holding Corp. 1.30% 2015[2]	7,500	7,546
News America Inc. 6.90% 2019	8,500	10,717
Home Depot, Inc. 4.40% 2021	7,500	8,727
Omnicom Group Inc. 3.625% 2022	5,355	5,466
McDonald’s Corp., Series I, 4.30% 2013	5,000	5,000
Target Corp. 6.00% 2018	4,055	4,960
CBS Corp. 1.95% 2017	4,800	4,885
Nordstrom, Inc. 6.75% 2014	4,180	4,497
Thomson Reuters Corp. 5.95% 2013	4,130	4,212
Staples, Inc. 9.75% 2014	1,000	1,076
		202,265

TELECOMMUNICATION SERVICES — 1.65%
Verizon Communications Inc. 5.25% 2013	7,200	7,239
Verizon Communications Inc. 7.375% 2013	5,000	5,233
Verizon Communications Inc. 5.55% 2014	11,170	11,649
Verizon Communications Inc. 0.70% 2015	10,000	10,010
Verizon Communications Inc. 3.00% 2016	13,000	13,841
Verizon Communications Inc. 2.45% 2022	7,500	7,212
AT&T Inc. 0.90% 2016	5,000	5,007
AT&T Inc. 2.40% 2016	16,530	17,311
AT&T Inc. 2.95% 2016	8,000	8,497
AT&T Inc. 1.40% 2017	4,000	3,996
Vodafone Group PLC 5.00% 2015	5,000	5,516
Vodafone Group PLC 5.375% 2015	12,000	13,043
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,277
Deutsche Telekom International Finance BV 3.125% 2016[2]	5,500	5,809
Deutsche Telekom International Finance BV 2.25% 2017[2]	5,600	5,757
France Télécom 4.375% 2014	5,000	5,235
France Télécom 2.125% 2015	10,000	10,303
Telecom Italia Capital SA 4.95% 2014	7,225	7,487
Telecom Italia Capital SA 6.175% 2014	6,000	6,269
Telefónica Emisiones, SAU 3.729% 2015	5,000	5,152
Telefónica Emisiones, SAU 3.992% 2016	5,000	5,173
		165,016

MATERIALS — 0.82%
Rio Tinto Finance (USA) Ltd. 2.25% 2016	7,000	7,284
Rio Tinto Finance (USA) Ltd. 2.50% 2016	10,000	10,485
Rio Tinto Finance (USA) Ltd. 1.625% 2017	7,000	7,067
Xstrata Canada Financial Corp. 4.95% 2021[2]	8,500	9,179
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,612
Praxair, Inc. 1.05% 2017	7,500	7,505
Newcrest Finance Pty Ltd. 4.45% 2021[2]	7,000	7,452
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,186
Ecolab Inc. 3.00% 2016	5,455	5,810
Dow Chemical Co. 3.00% 2022	5,000	4,901
Teck Resources Ltd. 4.75% 2022	3,735	4,073
Anglo American Capital PLC 2.15% 2013[2]	2,415	2,430
Cliffs Natural Resources Inc. 4.875% 2021	1,435	1,475
		81,459

INFORMATION TECHNOLOGY — 0.81%
International Business Machines Corp. 1.95% 2016	9,650	10,032
International Business Machines Corp. 2.00% 2016	7,000	7,261
International Business Machines Corp. 5.70% 2017	5,000	5,999
International Business Machines Corp. 1.25% 2018	10,000	10,041
International Business Machines Corp. 1.875% 2019	10,000	10,189
Oracle Corp. 1.20% 2017	13,855	13,871
Cisco Systems, Inc. 0.56% 2014[3]	7,300	7,319
Cisco Systems, Inc. 2.90% 2014	5,500	5,729
Google Inc. 1.25% 2014	5,000	5,060
National Semiconductor Corp. 6.60% 2017	2,500	3,061
Xerox Corp. 2.95% 2017	2,500	2,567
		81,129

Total corporate bonds & notes		2,756,496

MORTGAGE-BACKED OBLIGATIONS — 22.56%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[4] — 20.91%
Fannie Mae 7.00% 2015	197	207
Fannie Mae 7.00% 2016	157	167
Fannie Mae 11.50% 2019	12	13
Fannie Mae 2.50% 2023	15,299	16,019
Fannie Mae 5.00% 2023	2,734	2,963
Fannie Mae 6.00% 2024	1,161	1,288
Fannie Mae 3.50% 2025	13,815	14,659
Fannie Mae 3.50% 2025	10,553	11,198
Fannie Mae 3.50% 2025	8,308	8,815
Fannie Mae 3.50% 2025	7,617	8,082
Fannie Mae 3.50% 2025	5,064	5,373
Fannie Mae 3.50% 2026	37,458	39,746
Fannie Mae 3.50% 2026	27,684	29,375
Fannie Mae 3.50% 2026	26,200	27,801
Fannie Mae 3.50% 2026	21,358	22,663
Fannie Mae 3.50% 2026	9,748	10,344
Fannie Mae 3.50% 2026	5,816	6,166
Fannie Mae 3.50% 2026	2,774	2,944
Fannie Mae 3.50% 2026	1,398	1,482
Fannie Mae 3.50% 2026	1,237	1,312
Fannie Mae 3.50% 2026	353	375
Fannie Mae 3.50% 2026	292	312
Fannie Mae 3.50% 2026	278	295
Fannie Mae 3.50% 2026	45	48
Fannie Mae 6.00% 2026	854	949
Fannie Mae 9.029% 2026[3]	258	292
Fannie Mae 2.50% 2027	22,218	23,152
Fannie Mae 2.50% 2027	18,652	19,396
Fannie Mae 2.50% 2027	10,547	11,000
Fannie Mae 2.50% 2027	8,202	8,546
Fannie Mae 2.50% 2027	7,498	7,818
Fannie Mae 2.50% 2027	7,502	7,817
Fannie Mae 2.50% 2027	7,477	7,799
Fannie Mae 2.50% 2027	7,472	7,793
Fannie Mae 2.50% 2027	1,919	1,998
Fannie Mae 2.50% 2027	1,802	1,876
Fannie Mae 3.00% 2027	90,802	95,768
Fannie Mae 3.00% 2027	68,499	72,545
Fannie Mae 3.00% 2027	56,037	59,539
Fannie Mae 3.00% 2027	40,521	42,737
Fannie Mae 3.00% 2027	31,439	33,159
Fannie Mae 3.00% 2027	28,973	30,558
Fannie Mae 3.00% 2027	24,666	25,999
Fannie Mae 3.00% 2027	23,480	24,867
Fannie Mae 3.00% 2027	11,769	12,541
Fannie Mae 2.00% 2028	10,500	10,611
Fannie Mae 2.50% 2028	245,000	254,456
Fannie Mae 2.50% 2028	21,500	22,242
Fannie Mae 3.00% 2028	128,500	135,286
Fannie Mae 3.00% 2028	44,000	46,241
Fannie Mae 3.00% 2028	21,750	22,827
Fannie Mae 3.50% 2028	165,750	175,747
Fannie Mae 4.00% 2028	44,000	47,101
Fannie Mae 5.50% 2028	545	595
Fannie Mae 6.00% 2028	2,223	2,472
Fannie Mae 6.00% 2028	768	855
Fannie Mae 6.00% 2028	735	818
Fannie Mae 6.50% 2034	2,392	2,717
Fannie Mae 2.694% 2037[3]	1,355	1,442
Fannie Mae 2.757% 2037[3]	6,268	6,738
Fannie Mae 2.894% 2037[3]	3,891	4,172
Fannie Mae 6.00% 2037	6,500	7,169
Fannie Mae 7.00% 2037	623	700
Fannie Mae 7.50% 2037	165	189
Fannie Mae 2.594% 2038[3]	1,497	1,610
Fannie Mae 5.32% 2038[3]	554	593
Fannie Mae 5.50% 2038	9,126	9,948
Fannie Mae 6.00% 2038	27,336	30,035
Fannie Mae 6.00% 2038	24,313	26,648
Fannie Mae 6.00% 2038	14,145	15,503
Fannie Mae 6.00% 2038	1,899	2,123
Fannie Mae 3.721% 2039[3]	574	602
Fannie Mae 3.853% 2039[3]	893	939
Fannie Mae 3.905% 2039[3]	307	327
Fannie Mae 3.95% 2039[3]	3,876	4,053
Fannie Mae 6.00% 2039	1,043	1,144
Fannie Mae 6.50% 2039	1,557	1,729
Fannie Mae 3.241% 2040[3]	12,011	12,701
Fannie Mae 4.00% 2040	20,086	21,914
Fannie Mae 4.00% 2040	15,706	16,768
Fannie Mae 4.188% 2040[3]	5,542	5,915
Fannie Mae 4.397% 2040[3]	14,739	15,779
Fannie Mae 5.50% 2040	4,493	4,941
Fannie Mae 5.50% 2040	1,323	1,442
Fannie Mae 3.165% 2041[3]	7,211	7,588
Fannie Mae 3.468% 2041[3]	6,084	6,430
Fannie Mae 3.558% 2041[3]	2,642	2,791
Fannie Mae 3.575% 2041[3]	11,553	12,201
Fannie Mae 4.50% 2041	325	351
Fannie Mae 5.00% 2041	27,261	30,383
Fannie Mae 5.00% 2041	9,386	10,540
Fannie Mae 5.00% 2041	8,995	10,025
Fannie Mae 5.00% 2041	8,648	9,608
Fannie Mae 5.00% 2041	711	776
Fannie Mae 2.065% 2042[3]	11,011	11,432
Fannie Mae 2.201% 2042[3]	14,511	15,102
Fannie Mae 2.599% 2042[3]	23,908	24,877
Fannie Mae 2.643% 2042[3]	4,751	4,974
Fannie Mae 2.951% 2042[3]	3,459	3,631
Fannie Mae 4.00% 2042	27,851	30,429
Fannie Mae 5.00% 2043	14,050	15,214
Fannie Mae 5.50% 2043	2,000	2,179
Fannie Mae 7.00% 2047	145	163
Fannie Mae 7.00% 2047	73	81
Fannie Mae 3.765% 2050[3]	2,704	2,873
Fannie Mae, Series 2012-M13, multifamily 1.246% 2017	44,000	44,610
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019	8,335	8,519
Fannie Mae, Series 2001-4, Class GA, 9.611% 2025[3]	228	265
Fannie Mae, Series 2001-4, Class NA, 11.125% 2025[3]	254	282
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	762	920
Fannie Mae, Series 2001-20, Class D, 10.995% 2031[3]	40	44
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	3,047	3,118
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	2,415	2,256
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	9,598	10,722
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,055	3,456
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	6,126	5,807
Fannie Mae, Series 2007-114, Class A7, 0.402% 2037[3]	12,500	12,131
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,649	5,137
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	176	204
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	134	153
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	725	867
Freddie Mac 5.00% 2023	3,074	3,295
Freddie Mac 5.00% 2023	1,045	1,120
Freddie Mac 5.00% 2024	659	706
Freddie Mac 4.00% 2026	9,644	10,250
Freddie Mac 6.00% 2026	237	263
Freddie Mac 6.00% 2026	88	98
Freddie Mac 6.50% 2027	1,772	1,979
Freddie Mac 4.50% 2035	510	546
Freddie Mac 2.868% 2037[3]	1,510	1,625
Freddie Mac 6.00% 2037	1,627	1,798
Freddie Mac 6.00% 2037	506	559
Freddie Mac 2.576% 2038[3]	4,847	5,179
Freddie Mac 2.995% 2038[3]	1,639	1,764
Freddie Mac 5.00% 2038	2	2
Freddie Mac 5.50% 2038	1,801	1,956
Freddie Mac 3.659% 2039[3]	1,887	2,004
Freddie Mac 4.50% 2039	750	802
Freddie Mac 3.486% 2041[3]	3,196	3,391
Freddie Mac 5.00% 2041	26,585	29,625
Freddie Mac 5.00% 2041	1,059	1,180
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	7,500	7,554
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	9,195	9,290
Freddie Mac, Series 1567, Class A, 0.65% 2023[3]	34	34
Freddie Mac, Series 2626, Class NG, 3.50% 2023	210	217
Freddie Mac, Series T-041, Class 3-A, 6.695% 2032[3]	395	450
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,403	6,010
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	5,298	4,775
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,637	2,497
Freddie Mac, Series 3156, Class NG, 6.00% 2036	3,356	3,801
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	881	832
Freddie Mac, Series 3271, Class OA, 6.00% 2037	4,107	4,646
Government National Mortgage Assn. 4.50% 2040	40,232	44,635
Government National Mortgage Assn. 2.50% 2042[3]	3,701	3,892
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 2019[2]	2,384	2,429
		2,084,231

COMMERCIAL MORTGAGE-BACKED SECURITIES[4] — 1.38%
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[3]	12,000	12,008
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.862% 2038[3]	25,165	28,562
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	2,950	3,377
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.292% 2037[3]	1,111	1,126
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	332	340
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[3]	1,000	1,091
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2]	9,450	10,211
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.726% 2049[3]	7,050	8,176
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2]	6,250	6,358
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2]	1,000	1,031
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2]	1,000	1,038
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2]	7,500	7,680
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,682
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.868% 2045[3]	6,500	7,415
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	267	271
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.297% 2044[3]	8,981	9,918
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2]	8,857	9,542
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[2]	6,000	6,396
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.329% 2039[3]	2,000	2,101
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	2,173
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.307% 2045[3]	1,957	1,966
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.661% 2036[3]	2,000	2,175
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 2038[2]	2,000	1,989
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[3]	3,000	3,380
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.704% 2031[2,3]	14,501	99
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	1,853	1,923
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.697% 2042[3]	1,000	1,127
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	89	92
		137,247

OTHER MORTGAGE-BACKED SECURITIES[4] — 0.25%
Compagnie de Financement Foncier 2.125% 2013[2]	11,000	11,021
Bank of Montreal 2.85% 2015[2]	7,500	7,894
Northern Rock PLC 5.625% 2017[2]	3,150	3,682
Royal Bank of Canada 3.125% 2015[2]	1,000	1,054
Bank of Nova Scotia 1.45% 2013[2]	1,000	1,005
		24,656

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)[4] — 0.02%
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	252	271
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	246	260
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	358	376
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	955	1,042
Paine Webber CMO, Series O, Class 5, 9.50% 2019	60	66
		2,015

Total mortgage-backed obligations		2,248,149

FEDERAL AGENCY BONDS & NOTES — 4.59%
Freddie Mac 0.375% 2013	55,000	55,065
Freddie Mac 0.75% 2014	20,000	20,154
Freddie Mac 2.50% 2014	11,000	11,283
Freddie Mac 5.00% 2014	10,000	10,656
Freddie Mac 2.50% 2016	45,000	47,870
Freddie Mac 5.50% 2016	2,920	3,405
Freddie Mac 1.00% 2017	16,400	16,589
Freddie Mac 1.00% 2017	10,000	10,096
Freddie Mac 0.75% 2018	10,000	9,945
Freddie Mac 4.875% 2018	11,135	13,383
Freddie Mac 1.25% 2019	25,000	24,873
Fannie Mae 2.625% 2014	9,000	9,359
Fannie Mae 2.75% 2014	20,000	20,521
Fannie Mae 3.00% 2014	8,250	8,597
Fannie Mae 1.625% 2015	30,000	30,969
Fannie Mae 2.375% 2015	25,000	26,219
Fannie Mae 0.50% 2016	14,630	14,654
Fannie Mae 1.25% 2016	10,000	10,243
Fannie Mae 5.375% 2016	2,080	2,417
Federal Home Loan Bank 2.50% 2014	3,300	3,394
Federal Home Loan Bank 5.50% 2014	5,000	5,380
Federal Home Loan Bank 0.50% 2015	40,000	40,126
Federal Home Loan Bank 5.375% 2016	1,420	1,659
Federal Home Loan Bank, Series 2816, 1.00% 2017	11,965	12,095
Federal Home Loan Bank 1.75% 2018	25,000	25,855
Federal Home Loan Bank 2.75% 2018	13,865	15,097
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,134
Federal Agricultural Mortgage Corp. 5.125% 2017[2]	1,070	1,248
CoBank, ACB 0.908% 2022[2,3]	935	845
		457,131

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 1.66%
Europe Government Agency-Guaranteed, Dexia Credit Local 2.00% 2013[2]	12,000	12,000
Europe Government Agency-Guaranteed, Dexia Credit Local 2.75% 2014[2]	10,000	10,211
Polish Government 5.00% 2015	8,000	8,836
Polish Government 6.375% 2019	2,825	3,489
Polish Government 3.00% 2023	10,000	9,735
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 2014[2]	1,045	1,086
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 2014[2]	14,000	14,594
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[2]	15,000	15,165
France Government Agency-Guaranteed, Société Finance 2.875% 2014[2]	5,440	5,644
France Government Agency-Guaranteed, Société Finance 3.375% 2014[2]	5,900	6,106
Swedish Government 1.00% 2014[2]	10,600	10,699
Finland (Republic of) 1.25% 2015[2]	10,000	10,219
Netherlands Government 1.00% 2017	10,000	10,112
European Investment Bank 3.125% 2014	9,250	9,580
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 2014[2]	9,000	9,336
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,088
Chilean Government 3.875% 2020	5,000	5,530
Asian Development Bank 2.75% 2014	5,100	5,265
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	4,873
United Mexican States Government Global 5.875% 2014	3,500	3,674
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[2]	730	761
		166,003

ASSET-BACKED OBLIGATIONS — 0.81%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[2,4]	15,000	15,014
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[2,4]	15,000	15,016
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015[4]	5,000	5,006
Chase Issuance Trust, Series 2006-8, Class A, 0.261% 2016[3,4]	10,000	10,002
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[2,4]	10,000	10,235
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[2,4]	8,360	8,392
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[4]	4,250	4,418
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[4]	3,980	4,204
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015[4]	3,845	3,853
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015[4]	1,641	1,655
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[4]	1,474	1,582
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[4]	560	603
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021[4]	215	215
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015[4]	198	201
		80,396

MUNICIPALS — 0.45%
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	15,000	15,607
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	10,000	10,456
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,894
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	5,500	5,634
State of Texas, Board of Regents of the University of Texas System, Revenue Refunding Financing System Taxable Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 2.616% 2015	4,500	4,720
		45,311

Total bonds & notes (cost: $8,939,489,000)		9,228,200

Preferred securities — 0.03%	Shares

FINANCIALS — 0.03%
CoBank, ACB, Class E, noncumulative[2]	4,000	2,703

Total preferred securities (cost: $3,985,000)		2,703

	Principal amount
Short-term securities — 14.05%	(000)

Freddie Mac 0.10%–0.16% due 4/16–9/24/2013	$378,900	378,719
Federal Home Loan Bank 0.105%–0.165% due 3/1–7/29/2013	369,250	369,156
U.S. Treasury Bills 0.122%–0.151% due 3/21–8/15/2013	255,000	254,963
Fannie Mae 0.11%–0.15% due 5/29–9/4/2013	186,400	186,286
General Electric Co. 0.12% due 3/1/2013	51,800	51,800
Jupiter Securitization Co., LLC 0.16%–0.18% due 3/13–5/6/2013[2]	49,900	49,893
Paccar Financial Corp. 0.12% due 3/20–3/25/2013	31,500	31,496
Regents of the University of California 0.10% due 4/15/2013	30,600	30,596
Abbott Laboratories 0.09% due 3/25/2013[2]	25,000	24,998
John Deere Credit Ltd. 0.13% due 3/6–3/8/2013[2]	22,200	22,200

Total short-term securities (cost: $1,400,118,000)		1,400,107

Total investment securities (cost: $10,343,592,000)		10,631,010
Other assets less liabilities		(662,449)

Net assets		$ 9,968,561

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $832,216,000, which represented 8.35% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-023-0413O-S32799

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: April 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: April 30, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: April 30, 2013